UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-04704

Primary Trend Fund, Inc.
(Exact name of registrant as specified in charter)

3960 Hillside Drive, Delafield, WI  53018
 (Address of principal executive offices) (Zip code)

Lilli Gust
Arnold Investment Counsel Incorporated
3960 Hillside Drive, Delafield, WI  53018
(Name and address of agent for service)

Registrant's telephone number, including area code: (262) 303-4850

Date of fiscal year end: June 30
Date of reporting period: March 31, 2011

Item 1.  Schedule of Investments.

PORTFOLIO OF INVESTMENTS
As of March 31, 2011 (Unaudited)

The Primary Trend Fund

Shares		Value

	COMMON STOCKS (75.9%)
	CONSUMER DISCRETIONARY (3.7%)
	Hotels, Restaurants & Leisure (1.9%)
10,000	Marcus Corp.	$109,000
40,000	Wendy's/Arby's Group, Inc., Class A	201,200
		310,200
	Specialty Retail (1.8%)
10,000	Best Buy Co., Inc.	287,200
	Total Consumer Discretionary	597,400

	CONSUMER STAPLES (12.1%)
	Beverages (3.4%)
4,000	Coca-Cola Co. (The)	265,400
14,000	Constellation Brands, Inc., Class A*	283,920
		549,320
	Food & Staples Retailing (4.8%)
15,000	Wal-Mart Stores, Inc.	780,750

	Food Products (3.9%)
10,000	Kraft Foods, Inc., Class A	313,600
10,000	Unilever N.V. ADR	313,600
		627,200
	Total Consumer Staples	1,957,270

	ENERGY (3.0%)
	Oil, Gas & Consumable Fuels (3.0%)
12,000	Petroleo Brasileiro S.A. ADR	485,160

	FINANCIALS (5.5%)
	Commercial Banks (2.6%)
16,000	U.S. Bancorp	422,880

	Diversified Financial Services (2.9%)
10,000	JPMorgan Chase & Co.	461,000
	Total Financials	883,880

	HEALTH CARE (19.2%)
	Pharmaceuticals (19.2%)
14,000	Abbott Laboratories	686,700
20,000	Eli Lilly & Co.	703,400
7,000	GlaxoSmithKline PLC ADR	268,870
9,000	Johnson & Johnson	533,250
45,000	Pfizer, Inc.	913,950
	Total Health Care	3,106,170

	INDUSTRIALS (4.5%)
	Industrial Conglomerates (3.4%)
28,000	General Electric Co.	561,400

	Marine (1.1%)
35,000	DryShips, Inc.*	173,250
	Total Industrials	734,650

	INFORMATION TECHNOLOGY (14.1%)
	Communications Equipment (4.7%)
22,000	Cisco Systems, Inc.	377,300
45,000	Nokia Corp. ADR	382,950
		760,250
	Semiconductors & Semiconductor Equipment (6.3%)
25,000	Entropic Communications, Inc.*	211,250
40,000	Intel Corp.	806,800
		1,018,050
	Software (3.1%)
20,000	Microsoft Corp.	507,200
	Total Information Technology	2,285,500

	MATERIALS (6.4%)
	Construction Materials (3.4%)
12,000	Vulcan Materials Co.	547,200

	Metals & Mining (3.0%)
10,000	Alcoa, Inc.	176,500
20,000	Kinross Gold Corp.	315,000
		491,500
	Total Materials	1,038,700

	TELECOMMUNICATION SERVICES (5.3%)
	Diversified Telecommunication Services (3.8%)
16,000	Verizon Communications, Inc.	616,640

	Wireless Telecommunication Services (1.5%)
50,000	Sprint Nextel Corp.*	232,000
	Total Telecommunication Services	848,640

	UTILITIES (2.1%)
	Water Utilities (2.1%)
15,000	Aqua America, Inc.	343,350

	Total Common Stocks
	(Cost $11,980,539)	12,280,720

Principal
Amount

	SHORT-TERM INVESTMENTS (25.3%)
	Variable Rate Demand Notes (25.3%)
$2,993,477	American Family Financial Services Demand Note, 0.10%(a)	2,993,477
1,099,811	U.S. Bancorp Demand Note, 0.00%(a)	1,099,811

	Total Short-Term Investments
	(Cost $4,093,288)	4,093,288

	TOTAL INVESTMENTS (101.2%)
	(Cost $16,073,827)	16,374,008
	Liabilities less Other Assets (-1.2%)	(190,991)
	NET ASSETS (100.0%)	$16,183,017

* Non-income producing.
(a) Variable rate security; the coupon rate shown represents the rate at March 31, 2011.
ADR - American Depository Receipt
PLC - Public Limited Company
See notes to portfolio of investments.

NOTES TO PORTFOLIO OF INVESTMENTS
March 31, 2011 (unaudited)

Organization
The Primary Trend Fund, Inc. (the “Fund"), a Wisconsin Corporation, began operations on September 15, 1986. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment management company.  The Fund seeks capital growth and income.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and accretion of discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Tax Information
At March 31, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$16,073,827
Unrealized appreciation	$1,151,311
Unrealized depreciation	(851,130)
Net appreciation on investments	$300,181

Under GAAP, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 12,280,720	$ -	$ -	$ 12,280,720
Short-Term Investments	-	4,093,288	-	4,093,288
Total	$ 12,280,720	$ 4,093,288	$ -	$ 16,374,008

*All sub-categories within common stocks as detailed in the Portfolio of Investments represent level 1 evaluation status.

The Fund did not hold any Level 3 securities during the period ended March 31, 2011.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Primary Trend Fund, Inc.

By: (Signature and Title)    /s/ Lilli Gust
 Lilli Gust
 Principal Executive Officer
Date: 5/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)    /s/ Lilli Gust
 Lilli Gust
 Principal Executive Officer
Date: 5/10/2011

By: (Signature and Title)    /s/ Lilli Gust
 Lilli Gust
Principal Financial Officer
Date: 5/10/2011

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)